Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Horizon Kinetics Blockchain Development ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Blockchain Development ETF
Class Name	Horizon Kinetics Blockchain Development ETF
Trading Symbol	BCDF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Blockchain Development ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/bcdf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Blockchain Development ETF	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
Net Assets	$ 9,846,239
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$9,846,239
Number of Holdings	21
Portfolio Turnover	1%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	90.3%
Cash & Other	9.7%

Top 10 Issuers	(% of Net Assets)
CACI International, Inc.	7.5%
Deutsche Boerse AG	6.2%
Cboe Global Markets, Inc.	5.6%
Intercontinental Exchange, Inc.	5.5%
TMX Group Ltd.	5.4%
Urbana Corp.	5.0%
Japan Exchange Group, Inc.	5.0%
Galaxy Digital Holdings Ltd.	5.0%
London Stock Exchange Group PLC	4.7%
WisdomTree, Inc.	4.6%

Top Ten Countries	(% of Net Assets)
United States	53.5%
Canada	10.4%
Japan	7.2%
Germany	6.2%
United Kingdom	4.7%
Singapore	4.3%
Australia	4.0%
Cash & Other	9.7%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/bcdf/
Horizon Kinetics Energy and Remediation ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Energy and Remediation ETF
Class Name	Horizon Kinetics Energy and Remediation ETF
Trading Symbol	NVIR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Energy and Remediation ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/nvir/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Energy and Remediation ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
Net Assets	$ 3,556,220
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,556,220
Number of Holdings	38
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Energy	72.4%
Industrial	19.5%
Basic Materials	2.2%
Consumer, Non-cyclical	1.4%
Cash & Other	4.5%

Top 10 Issuers	(% of Net Assets)
Exxon Mobil Corp.	8.0%
Diamondback Energy, Inc.	4.8%
Williams Cos., Inc.	4.4%
CES Energy Solutions Corp.	3.9%
Cheniere Energy, Inc.	3.8%
EQT Corp.	3.9%
Texas Pacific Land Corp.	3.7%
PrairieSky Royalty Ltd.	3.7%
Suncor Energy, Inc.	3.7%
ConocoPhillips	3.5%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/nvir/
Horizon Kinetics Inflation Beneficiaries ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Inflation Beneficiaries ETF
Class Name	Horizon Kinetics Inflation Beneficiaries ETF
Trading Symbol	INFL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Inflation Beneficiaries ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/infl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Inflation Beneficiaries ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
Net Assets	$ 750,792,382
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$750,792,382
Number of Holdings	42
Portfolio Turnover	6%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	96.9%
Publicly Traded Partnerships	0.7%
Cash & Other	2.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	7.0%
Landbridge Co. LLC	6.4%
PrairieSky Royalty Ltd.	6.0%
Viper Energy, Inc.	5.9%
Wheaton Precious Metals Corp.	5.8%
Intercontinental Exchange, Inc.	4.6%
Franco-Nevada Corp.	3.8%
CACI International, Inc.	3.4%
Archer-Daniels-Midland Co.	3.3%
Bunge Global SA	3.3%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/infl/
Horizon Kinetics Medical ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Medical ETF
Class Name	Horizon Kinetics Medical ETF
Trading Symbol	MEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Medical ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/medx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Medical ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
Net Assets	$ 17,748,940
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$17,748,940
Number of Holdings	35
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	94.5%
Cash & Other	5.5%

Top 10 Issuers	(% of Net Assets)
Eli Lilly & Co.	17.1%
AbbVie, Inc.	7.4%
Amgen, Inc.	5.9%
Novartis AG	5.8%
AstraZeneca PLC	5.5%
Merck & Co., Inc.	4.7%
Regeneron Pharmaceuticals, Inc.	4.3%
Johnson & Johnson	4.2%
Bristol-Myers Squibb Co.	4.2%
Pfizer, Inc.	4.1%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/medx/
Horizon Kinetics SPAC Active ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics SPAC Active ETF
Class Name	Horizon Kinetics SPAC Active ETF
Trading Symbol	SPAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics SPAC Active ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://horizonkinetics.com/products/etf/spaq/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics SPAC Active ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
Net Assets	$ 17,528,978
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$17,528,978
Number of Holdings	42
Portfolio Turnover	68%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Special Purpose Acquisition Companies	99.9%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
Centurion Acquisition Corp.	5.0%
Spring Valley Acquisition Corp. II	5.0%
Graf Global Corp.	4.7%
SilverBox Corp. III	4.7%
IB Acquisition Corp.	4.7%
Learn CW Investment Corp.	4.6%
Legato Merger Corp. III	4.6%
Haymaker Acquisition Corp. 4	4.5%
Bowen Acquisition Corp.	4.5%
Inflection Point Acquisition Corp. II	4.4%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/spaq/